FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	9 Months Ended
Sep. 30, 2023
Financial Instruments And Financial Risk Management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

21. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash held in bank accounts, trade receivables, and note receivable.

An expected credit loss (ECL) analysis is performed at each reporting date. The provision amounts are based on direct management consultation with the customer. The calculations reflect the probability-weighted outcome with reasonable and supportable information that is available at the reporting date while also considering past events as well as current and future economic conditions. Accounts receivables are written off when there is no reasonable expectation of recovery which indicators include amongst others, business failure, failure to make contractual payments, and the failure of a debtor to engage in a repayment plan.

Trade receivables include balances of $274,316 that are past due with no corresponding allowance recorded.

The majority of cash is deposited in bank accounts held with major bank in Canada and the United States. As most of the Company’s cash is held by one bank there is a concentration of credit risk. This risk is managed by using major banks that are high credit quality financial institutions as determined by rating agencies. The Company does have past due outstanding receivables however the expected loss rate for undue balance is estimated to be nominal.

Fair value

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets and liabilities. The Company has established a control framework with respect to the measurement of fair values. Fair values are categorized into different levels of a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

Equity securities in investee companies and warrants are measured at fair value. The financial assets and liabilities measured at fair value by hierarchy are shown in the table below. The amounts shown are based on the amounts recognized in the condensed consolidated interim statements of financial position. These financial assets are measured at fair value through profit and loss.

September 30, 2023	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$71,429	$135,200	$-	$206,629
Total	$71,429	$135,200	$-	$206,629

December 31, 2022	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$57,143	$135,440	$-	$192,583
Note receivable	-	-	169,300	169,300
Derivative liability	-	-	(57,314)	(57,314)
Total	$57,143	$135,440	$111,986	$304,569

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2023

Expressed in Canadian Dollars (unaudited)